INCOME TAXES (Narrative) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 114	$ 165
Change in valuation allowance	1,872	(5,815)
Unrecognized Tax Benefits	688	$ 688	$ 0
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	24,116
Amount of carry forward interest	5,982
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	10,399
Amount of non expirable operating loss carry forward	3,059
Tax credit carryforwards	560
ISRAEL
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	495
Net operating loss carry forward	$ 1,910